SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

12.    SHARE-BASED COMPENSATION

In order to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants and promote the success of the Group's business, the Group adopted a stock option plan in 2007 (the “2007 Plan”). Under the 2007 Plan, the Group may grant options to its employees, directors and consultants to purchase an aggregate of no more than 14,000,000 ordinary shares of the Group, subject to different vesting requirements. The 2007 Plan was approved by the Board of Directors and shareholders of the Group on October 16, 2008. On May 28, 2009, the Group adopted a new stock option plan (the “2008 Plan”) which allows the Group to grant options to its employees, directors and consultants to purchase an aggregate of no more than 8,600,000 ordinary shares of the Group, subject to different vesting requirements. On May 20, 2010, the Group adopted a new stock option plan (the “2010 Plan”) which allows the Group to grant options to its employees, directors and consultants to purchase an aggregate of no more than 9,000,000 ordinary shares of the Group, subject to different vesting requirements. On June 20, 2011, the Group adopted a new stock option plan (the “2011 Plan”) which allows the Group to grant options to its employees, directors and consultants to purchase an aggregate of no more than 22,000,000 ordinary shares of the Group, subject to different vesting requirements. On July 2, 2012, the Group approved amendments to the 2011 Plan which provide, in effect, that the maximum aggregate number of ordinary shares that may be issued pursuant to all awards (the “Award Pool”) under the 2011 Plan shall be equal to five percent of the total issued and outstanding ordinary shares as of July 2, 2012; provided that, the ordinary shares reserved in the Award Pool shall be increased automatically if and whenever the unissued ordinary shares reserved in the Award Pool accounts for less than one percent of the total then issued and outstanding ordinary shares, as a result of which increase the unused ordinary shares reserved in the Award Pool immediately after each such increase shall equal to five percent of the then issued and outstanding ordinary shares.

The 2007 Plan, 2008 Plan, 2010 Plan and 2011 Plan (collectively, the “Option Plans”) will be administered by the Compensation Committee as set forth in the Option Plans (the “Plan Administrator”). The board of directors of a committee designated by the board will administer the plan to execute option agreements with those persons selected by the Plan Administrator and issue ordinary shares of the Group upon exercise of any options so granted pursuant to the terms of an option agreement.

The 2007 and 2008 Option Plans contain the same terms and conditions. All options granted under the 2007 and 2008 Option Plans have a term of nine years from the option grant date and have two different vesting schedules: 1) vest 100% on the stated vesting commencement date in the grantee’s option agreement; or 2) vest 50% on the second anniversary of the stated vesting commencement date and 25% on the third and fourth anniversaries of the stated vesting commencement date. All options granted under the 2010 Option Plan have a term of seven to ten years from the option grant date and have three different vesting schedules: 1) vest 100% on the stated vesting commencement date in the grantee’s option agreement; 2) vest 25% on the first, second, third and fourth anniversaries of the stated vesting commencement date; or 3) vest 25% on the first anniversary of the stated vesting commencement date and 6.25% every quarter for each of the second, third and fourth anniversaries of the stated vesting commencement date. All options granted under the 2011 Option Plan have a term of six to ten years from the option grant date and have four different vesting schedules: 1) vest 100% on the stated vesting commencement date in the grantee’s option agreement; or 2) vest 25% on the first, second, third and fourth anniversaries of the stated vesting commencement date; or 3) vest 25% on the first anniversary of the stated vesting commencement date and 6.25% every quarter for each of the second, third and fourth anniversaries of the stated vesting commencement date; or 4) vest one-third on the first, second and third anniversaries of the stated vesting commencement date.

During the years ended December 31, 2020, 2021 and 2022, the Group granted nil, nil and nil options. As of December 31, 2022, options to purchase 19,000,349 of ordinary shares were outstanding and options to purchase 13,658,508 ordinary shares were available for exercise under the Option Plans.

12.    SHARE-BASED COMPENSATION (CONTINUED)

The binomial option pricing model was applied in determining the estimated fair value of the options granted to employees and non-employees. The model requires the input of highly subjective assumptions including the estimated expected stock price volatility, the expected price multiple at which employees are likely to exercise share options. For expected volatilities, the Group has made reference to the historical price volatilities of ordinary shares of several comparable companies in the same industry as the Group. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury Bills yield in effect at the time of grant.

(a)Options Granted to Employees

The following table summarized the Group's employee share option activity under the Option Plans:

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	Exercise	contractual	intrinsic
	options	price	term	value
		(US$)	(Years)	(US$’000)

Outstanding, January 1, 2020	31,182,205	0.10	7.23	1.35

Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(9,945,152)	0.08	—	—

Outstanding, December 31, 2020	21,237,053	0.11	5.40	—

Exercisable at December 31, 2020	13,529,251	0.11	5.40	—

Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(2,139,904)	0.18	—	—

Outstanding, December 31, 2021	19,097,149	0.10	4.90	—

Exercisable at December 31, 2021	19,097,149	0.10	4.90	—

Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(96,800)	0.07	—	—

Outstanding, December 31, 2022	19,000,349	0.10	4.11	—

Exercisable at December 31, 2022	19,000,349	0.10	4.11	—

12.    SHARE-BASED COMPENSATION (CONTINUED)

(a)Options Granted to Employees (continued)

The aggregated intrinsic value of share options outstanding and exercisable at December 31, 2022 was calculated based on the closing price of the Group's ordinary shares on December 31, 2022. As no trading has been made during 2021, it can be assumed that the share price is nil. The total intrinsic value of share options exercised during the years ended December 31, 2020, 2021 and 2022 was nil, nil and nil, respectively.

As of December 31, 2022, there was nil of unrecognized share-based compensation cost related to share options issued to employees, which are expected to be recognized following the graded vesting method over the remaining vesting periods of different tranches, within 1 year.

The total fair value of options vested during the years ended December 31, 2020, 2021 and 2022 was RMB649,000, nil and nil, respectively.

(b)	Restricted Share Units Award Granted to Employees

On December 23, 2014, the Group issued 11,265,520 units of restricted share units to the employees and directors under the 2011 Plan. The restricted share units shall become vested in each year of 2014, 2015, 2016 and 2017, respectively.

On December 11, 2015, the Group issued 40,106,656 units of restricted share units to the employees and directors under the 2011 Plan. The restricted share units shall become vested in each year of 2016, 2017 and 2018, respectively.

On December 13, 2017, the Group issued 16,813,344 units of restricted share units to the employees and directors under the 2011 Plan. The restricted share units shall become vested in each year of 2018, 2019 and 2020, respectively.

On April 9, 2018, the Group issued 480,000 units of restricted share units to the employees and directors under the 2011 Plan. The restricted share units shall become vested in each year of 2018, 2019 and 2020, respectively.

As of December 31, 2021 and 2022, there was RMB nil (US$nil) of unrecognized share-based compensation cost, related to unvested restricted share units.

12.    SHARE-BASED COMPENSATION (CONTINUED)

(b)	Restricted Share Units Award Granted to Employees (continued)

The following table summarized the Group's restricted shares award issued under the 2011 Plan:

	Number of	Weighted average grant
	ordinary shares	date fair value
(US$)

Outstanding, January 1, 2020	160,000	0.07

Granted	—	—
Vested	(160,000)	0.07
Forfeited	—	—

Outstanding, December 31, 2020	—	—

Outstanding, December 31, 2021	—	—

Outstanding, December 31, 2022	—	—

The cost of the restricted share units is determined using the fair value (determined based on the fair market value of the Group's ordinary shares on the grant date, or if the grant date is not a trading day then the immediately preceding trading date), net of expected forfeitures. The aggregate fair value of the unvested restricted share units for the years ended December 31, 2021 and 2022 was RMB nil and RMB nil (US$nil), respectively. The total fair value of restricted share units vested during the years ended December 31, 2020, 2021 and 2022 was RMB72,000, RMB nil, and RMB nil (US$ nil), respectively.

A total compensation expenses relating to all options and restricted share units recognized for the years ended December 31, 2020, 2021 and 2022 are as follows:

	For the years ended December 31,
	2020	2021	2022
	(RMB)’000	(RMB)’000	(RMB)’000	(US$)’000
Cost of revenues	79	11	—	—
Sales and marketing expenses	32	5	—	—
General and administration expenses	367	47	—	—
Research and development expenses	176	24	—	—

	654	87	—	—